Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Jun. 30, 2025
Gangjiang Li [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principle Shareholder
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	26.32%controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlled by Gangjiang Li